UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21274

Grosvenor Registered Multi-Strategy Master

Fund, LLC

(Exact name of Registrant as specified in charter)

900 North Michigan Avenue, Suite 1100

Chicago, Illinois 60611

(Address of principal executive offices) (Zip code)

Scott J. Lederman Grosvenor Registered Multi-Strategy Funds 900 North Michigan Avenue Suite 1100 Chicago, Illinois 60611	George J. Zornada, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2950

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 506-6500

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

ITEM 1 – REPORTS TO STOCKHOLDERS

The Report to Shareholders is attached hereto.

GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC

Financial Statements (unaudited)

For the Six Months Ended September 30, 2012

Grosvenor Registered Multi-Strategy Master Fund, LLC

Financial Statements (unaudited)

For the Six Months Ended September 30, 2012

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling (866) 211-4521.

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 211-4521 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 211-4521, and on the Commission’s website at http://www.sec.gov.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Statement of Assets, Liabilities and Members’ Capital (unaudited)

September 30, 2012

ASSETS

Investments in Portfolio Funds, at fair value (cost $419,866,704)	$495,870,675
Cash and cash equivalents (See Note 2f)	9,684,412
Redemptions receivable from investments in Portfolio Funds	37,972,486
Investments in Portfolio Funds paid in advance	18,850,000
Prepaid insurance	199,350
Other assets	13,333

Total assets	562,590,256

LIABILITIES

Repurchase of Members’ interests payable	31,615,936
Advisory fee payable	925,136
Members’ subscriptions received in advance	771,250
Professional fees payable	119,548
Administration fee payable	37,491
Board of Directors’ and Fund Officers’ compensation payable	22,751
Other liabilities	130,453

Total liabilities	33,622,565

NET ASSETS	$528,967,691

Net Capital*	$452,963,720
Net accumulated unrealized appreciation on investments in Portfolio Funds	76,003,971

MEMBERS’ CAPITAL	$528,967,691

*	Net Capital includes net subscriptions, cumulative net investment income/(loss) and cumulative net realized gain/(loss) from investments in Portfolio Funds.

The accompanying notes are an integral part of these financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Schedule of Investments (unaudited)

September 30, 2012

Portfolio Funds*	First Acquisition Date	Cost	Fair Value**	% of Members’ Capital	% Ownership of Portfolio Fund***	First Available Redemption Date ****	Liquidity*****

Distressed

Anchorage Capital Partners, L.P. (a)	8/1/2006	$13,630,320	$19,436,758	3.67%	0.62%	N/A	Annually
Blue Mountain Credit Alternatives Fund, L.P.	8/1/2007	11,071,359	16,734,020	3.16%	4.54%	N/A	Quarterly
Fortress Value Recovery Fund, L.P. (b)	1/1/2006	4,300,000	541,385	0.10%	0.37%	N/A	(1)
Greywolf Capital Partners II, L.P. (a)	9/1/2007	117,573	113,899	0.02%	0.03%	N/A	(2)
GSO Liquidity Partners, L.P.	3/1/2008	582,081	656,616	0.12%	1.12%	N/A	(3)
Harbinger Capital Partners Special Situations Fund, L.P. (a)	7/1/2007	6,461,435	2,060,912	0.39%	0.35%	N/A	(1)
Highland Crusader Fund, L.P.	8/1/2005	1,870,377	2,417,426	0.46%	1.24%	N/A	(4)
King Street Capital, L.P. (a)	1/1/2003	11,190,100	16,008,210	3.03%	0.24%	N/A	Quarterly
Marathon Distressed Subprime Fund, L.P.	1/1/2008	17,982	29,457	0.01%	0.64%	N/A	(3)
Redwood Domestic Fund, L.P. (a)	1/1/2003	7,852,231	15,316,819	2.90%	1.06%	N/A	Annually - Bi - annually
Silver Point Capital Fund, L.P. (a)	1/1/2003	5,507,698	9,037,965	1.71%	0.39%	N/A	Annually
Silver Point Capital Offshore Fund Ltd.	7/1/2012	2,800,000	2,899,262	0.55%	0.14%	N/A	Annually

Total Distressed		65,401,156	85,252,729	16.12%

Event Driven

Elliott Associates, L.P.	1/1/2003	13,900,000	24,378,567	4.61%	0.33%	N/A	Semi-annually
Magnetar Capital II Fund, L.P.	1/1/2010	8,608,681	9,593,050	1.81%	3.19%	N/A	Quarterly
Magnetar Capital, L.P. (a)	7/1/2007	1,245,010	1,433,731	0.27%	0.92%	N/A	(2)
Owl Creek II, L.P.	4/1/2010	5,987,109	4,959,274	0.94%	0.63%	N/A	Quarterly
Perry Partners, L.P. (a)	1/1/2003	18,429,091	23,614,022	4.46%	1.18%	N/A	Quarterly
Seneca Capital, L.P. (a)	1/1/2003	13,384,682	14,952,896	2.83%	3.73%	N/A	Quarterly(5)
York European Opportunities Fund, L.P.	8/1/2011	16,850,000	16,766,676	3.17%	3.78%	N/A	Quarterly

Total Event Driven		78,404,573	95,698,216	18.09%

Long and/or Short Equity

AKO Partners L.P.	1/1/2011	12,000,000	13,198,704	2.49%	1.22%	N/A	Quarterly
Black Bear Fund I, L.P.	1/1/2003	67,788	178,413	0.03%	1.11%	N/A	(6)
Broad Peak Fund, L.P. (a)	7/1/2007	89,851	30,884	0.01%	0.95%	N/A	(2)
Brookside Capital Partners Fund, L.P. (a)	10/1/2009	122,633	114,468	0.02%	0.00%	N/A	(2)
Conatus Capital Partners, L.P.	1/1/2008	12,209,252	14,236,296	2.69%	1.62%	N/A	Quarterly
Egerton European Dollar Fund Ltd.	10/1/2011	10,300,729	12,080,703	2.28%	0.86%	N/A	Monthly
Elm Ridge Capital Partners, L.P.	4/1/2003	14,240,474	14,409,259	2.72%	4.21%	N/A	Quarterly

Grosvenor Registered Multi-Strategy Master Fund, LLC

Schedule of Investments (unaudited) (continued)

September 30, 2012

Portfolio Funds* (continued)	First Acquisition Date	Cost	Fair Value**	% of Members’ Capital	% Ownership of Portfolio Fund***	First Available Redemption Date ****	Liquidity*****

Long and/or Short Equity (continued)

Encompass Capital Fund Offshore Ltd.	8/1/2012	$16,200,000	$16,065,901	3.04%	3.72%	N/A	Quarterly
Greenlight Capital Qualified, L.P.	1/1/2003	5,060,000	7,765,694	1.47%	0.38%	N/A	Annually
Impala Fund, L.P.	1/1/2007	6,765,392	8,553,065	1.62%	1.41%	N/A	Quarterly
Montrica Global Opportunities Fund, L.P. (a)	8/1/2007	243,881	171,372	0.03%	0.82%	N/A	(2)
Passport Global Strategies III, Ltd.	1/1/2010	479,302	154,576	0.03%	0.00%	N/A	(7)
Scout Capital Partners II L.P.	9/1/2004	19,837,705	26,720,561	5.05%	2.26%	N/A	Quarterly
Steenbok Fund, L.P.	1/1/2008	3,325,000	3,805,100	0.72%	7.36%	N/A	Quarterly
Tremblant Partners, L.P.	1/1/2003	8,861,908	10,782,589	2.04%	5.13%	N/A	Quarterly - Bi - annually
Trian Partners, L.P.	4/1/2006	13,188,588	15,958,236	3.02%	2.83%	N/A	Quarterly
Viking Global Equities, L.P.	12/1/2007	3,600,000	5,529,717	1.05%	0.10%	N/A	Monthly
Zaxis Offshore Ltd.	10/1/2011	12,486,971	10,005,164	1.89%	2.80%	N/A	Monthly

Total Long and/or Short Equity		139,079,474	159,760,702	30.20%

Multi-Arbitrage

Canyon Value Realization Fund, L.P. (a)	1/1/2003	19,414,606	26,741,362	5.05%	1.02%	N/A	Quarterly -Annually
Capula Tail Risk Trust	4/1/2011	5,600,000	5,639,434	1.07%	44.99%	N/A	Monthly
Element Capital Feeder Fund Ltd.	4/1/2012	8,000,000	7,725,630	1.46%	0.24%	N/A	Quarterly
Element Capital US Feeder Fund LLC	2/1/2011	5,500,000	5,807,995	1.10%	1.13%	N/A	Quarterly
HBK II Fund, L.P. (a)	11/1/2009	16,235,353	19,927,777	3.77%	2.05%	N/A	Quarterly
Linden Investors, L.P.	4/1/2011	18,350,000	16,427,356	3.10%	6.32%	N/A	Quarterly
Magnetar Constellation Fund, Ltd.	4/1/2012	16,900,000	18,006,703	3.40%	0.69%	N/A	Quarterly
MKP Opportunity Partners, L.P.	4/1/2010	9,600,000	11,162,365	2.11%	1.71%	N/A	Monthly
OZ Domestic Partners, L.P. (a)	1/1/2003	13,578,657	19,731,695	3.73%	1.57%	N/A	Annually
Pine River Fund L.P.	10/1/2010	4,497,849	5,817,324	1.10%	2.10%	N/A	Quarterly
Stark Investments, L.P. (a)	1/1/2003	2,244,057	2,356,877	0.45%	0.74%	N/A	Quarterly
Stark Select Asset Fund LLC	1/1/2010	510,979	509,419	0.10%	0.80%	N/A	(7)

The accompanying notes are an integral part of these financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Schedule of Investments (unaudited) (continued)

September 30, 2012

Portfolio Funds* (continued)	First Acquisition Date	Cost	Fair Value**	% of Members’ Capital	% Ownership of Portfolio Fund***	First Available Redemption Date ****	Liquidity*****

Multi-Arbitrage (continued)

Viridian Fund, Ltd.	1/1/2012	$16,550,000	$15,305,091	2.89%	1.09%	N/A	Quarterly

Total Multi-Arbitrage		136,981,501	155,159,028	29.33%

Total Investments in Portfolio Funds		$419,866,704	$495,870,675	93.74%

Other Assets, Less Liabilities			$33,097,016	6.26%

Members’ Capital			$528,967,691	100.00%

The Master Fund’s (as defined in the Organization note) investments in the Portfolio Funds shown above, representing 93.74% of Members’ Capital have been fair valued in accordance with procedures established by the Board of Directors of the Master Fund.

The Master Fund’s investments on September 30, 2012 are summarized below based on the investment strategy of each specific Portfolio Fund.

Investment Strategy	% of Total Investments in Portfolio Funds

Long and/or Short Equity	32.22%
Multi-Arbitrage	31.29
Event Driven	19.30
Distressed	17.19

Total	100.00%

* Non-income producing investments. The Master Fund’s investments in Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees.

** See definition in the Portfolio Valuation note.

*** Based on the most recently available information provided by each Portfolio Fund.

**** From original investment date (excludes side pockets).

***** Available frequency of redemptions after initial lock-up period.

The accompanying notes are an integral part of these financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Schedule of Investments (unaudited) (continued)

September 30, 2012

N/A Initial lock-up period that has expired prior to September 30, 2012, has a lock-up that expires prior to the next liquidity date, or the Portfolio Fund did not have an initial lock-up period. However, specific redemption restrictions may apply.

(a) A portion or all of the Master Fund’s interest in the Portfolio Fund is held in side pockets which have restricted liquidity.

(b) Formerly known as D.B. Zwirn Special Opportunities Fund, L.P.

(1) The Portfolio Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner. The full liquidation is expected to take two to four years or longer.

(2) All of the Master Fund’s remaining interest in the Portfolio Fund is held in side pockets.

(3) Finite lived Portfolio Funds in which redemptions are not permitted during the investment period of the Portfolio Fund. Cash proceeds are distributed to limited partners as the Portfolio Fund’s investments are realized after the investment period.

(4) The Portfolio Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.

(5) Approximately 10% of the fair value of the Master Fund’s interest in the Portfolio Fund is held in a special liquidating vehicle (“SLV”) which is not available for redemption. The full liquidation is expected to take two to three years or longer.

(6) The balance represents the invested capital in a liquidating vehicle created with the intention of liquidating assets in a reasonable manner.

(7) The balance represents the invested capital in a liquidating vehicle created with the intention of liquidating assets in a reasonable manner. The full liquidation is expected to take from two to four years or longer.

The accompanying notes are an integral part of these financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Statement of Operations (unaudited)

For the Six Months Ended September 30, 2012

INVESTMENT INCOME
Interest	$97

EXPENSES
Advisory fee	2,791,329
Professional fees	208,977
Board of Directors’ and Fund Officers’ compensation	201,501
Administration fee	113,501
Insurance fees	91,350
Adviser out-of-pocket expenses	12,500
Other expenses	241,591

Total Expenses	3,660,749

Net Investment Loss	(3,660,652)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from investments in Portfolio Funds	6,591,827
Net change in accumulated unrealized appreciation on investments in Portfolio Funds	3,845,427

Net Realized and Unrealized Gain on Investments	10,437,254

NET INCREASE IN MEMBERS’ CAPITAL RESULTING FROM OPERATIONS	$6,776,602

The accompanying notes are an integral part of these financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Statements of Changes in Members’ Capital

Members’ Capital, March 31, 2011	$534,490,900

Members’ subscriptions	81,921,748

Members’ interests repurchased	(51,455,299)

Net increase in Members’ Capital resulting from capital transactions	30,466,449

Net investment loss	(7,353,628)

Net realized gain from investments	2,496,131

Net change in accumulated unrealized appreciation on investments	1,791,471

Net decrease in Members’ Capital resulting from operations	(3,066,026)

Members’ Capital, March 31, 2012	561,891,323

Members’ subscriptions	20,928,050

Members’ interests repurchased	(60,628,284)

Net increase in Members’ Capital resulting from capital transactions	(39,700,234)

Net investment loss	(3,660,652)

Net realized gain from investments	6,591,827

Net change in accumulated unrealized appreciation on investments	3,845,427

Net increase in Members’ Capital resulting from operations	6,776,602

Members’ Capital, September 30, 2012 (unaudited)	$528,967,691

The accompanying notes are an integral part of these financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Statement of Cash Flows (unaudited)

For the Six Months Ended September 30, 2012

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in Members’ Capital resulting from operations	$6,776,602
Adjustments to reconcile net increase in Members’ Capital resulting from operations to net cash provided by operating activities:
Net change in accumulated unrealized appreciation on investments in Portfolio Funds	(3,845,427)
Net realized gain from Portfolio Fund redemptions	(6,591,827)
Purchases of Portfolio Funds	(45,595,616)
Proceeds from Portfolio Funds	85,606,264
(Increase)/Decrease in operating assets:
Prepaid insurance	(55,350)
Other assets	(13,333)
Increase/(Decrease) in operating liabilities:
Advisory fee payable	(33,193)
Professional fees payable	(18,680)
Administration fee payable	(831)
Board of Directors’ and Fund Officers’ compensation payable	22,751
Adviser out-of-pocket expenses payable	(4,167)
Other liabilities	8,321

Net Cash Provided by Operating Activities	36,255,514

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ subscriptions	15,380,850
Payments for Members’ interests repurchased	(45,169,262)

Net Cash Used in Financing Activities	(29,788,412)

Net increase in cash and cash equivalents	6,467,102

Cash and cash equivalents at beginning of period	3,217,310

Cash and cash equivalents at end of period	$9,684,412

The accompanying notes are an integral part of these financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Financial Highlights

The following represents certain ratios to average Members’ Capital, total return, and other supplemental information for the periods indicated:

		For the Six Months Ended September 30, 2012*			Years Ended March 31,

		(unaudited)			2012			2011			2010**			2009			2008
Ratios to average Members’ Capital:(a)

Net investment loss - prior to incentive allocation, net of waivers: (b)		(1.31%)			(1.32%)			(1.18%)			(1.23%)			(1.11%)			(1.09%)
Incentive Allocation:		0.00%	(d)		0.00%	(d)		0.00%	(d)		(0.08%)	(c)		0.00%	(c)		(0.37%)	(c)

Net investment loss - net of incentive allocation, net of waivers: (b)		(1.31%)			(1.32%)			(1.18%)			(1.31%)			(1.11%)			(1.46%)

Expenses: (b)		1.31%			1.32%			1.20%			1.24%			1.28%			1.36%
Incentive allocation:		0.00%	(d)		0.00%			0.00%	(d)		0.08%	(c)		0.00%	(c)		0.37%	(c)

Total expenses and incentive allocation:		1.31%			1.32%			1.20%			1.32%			1.28%			1.73%

Total return - prior to incentive allocation: (e)		1.29%			(0.54%)			7.59%			17.71%			(18.64%)			2.43%
Incentive allocation:		0.00%	(d)		0.00%	(d)		0.00%	(d)		(0.08%)	(c)		0.00%	(c)		(0.22%)	(c)

Total return - net of incentive allocation: (e)		1.29%			(0.54%)			7.59%			17.63%			(18.64%)			2.21%

Portfolio turnover rate: (f)		8.35%			21.75%			27.82%			20.41%			16.36%			14.01%

Members’ Capital, end of period ($000)	$	528,968		$	561,891		$	534,491		$	487,518		$	451,395		$	289,451

*	The ratios for this period have been annualized.

**	The Master Fund reorganized into a “master/feeder” structure during this period.

(a)	Average Members’ Capital is determined using the net assets at the end of each month during the period.

(b)

Ratio does not reflect the Master Fund’s proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Portfolio Funds. The Portfolio Funds’ expense ratios, excluding incentive fees or allocations, range from 0.32% to 10.74% (unaudited).

The Portfolio Funds’ incentive fees or allocations can be up to 20% of profits earned (unaudited).

(c)

Calculated based on the amount reallocable to the Special Members for the period indicated, had the measurement period for incentive allocation closed on the dates indicated (not annualized). Calculation period for 2010 period displayed began April 1, 2009 and ended December 31, 2009.

(d)	As of January 1, 2010, the Incentive Allocation was eliminated (see Note 6).

(e)

Total return assumes a purchase of an interest in the Master Fund on the first day and a sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns. An individual Member’s return may vary from these returns based on the timing of Member subscriptions and redemptions. Total returns for periods less than one year have not been annualized.

(f)	The ratio excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Financial Statements (unaudited)

September 30, 2012

1. Organization

Grosvenor Registered Multi-Strategy Master Fund, LLC (the “Master Fund”) is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified, management investment company. The Master Fund commenced operations on January 1, 2003 and has many of the features of a private investment fund.

The Master Fund’s primary investment objectives are to provide investors (i) an attractive, long-term rate of return, on an absolute as well as a risk-adjusted basis, (ii) low performance volatility and (iii) minimal correlation with the equity and fixed income markets. The Master Fund pursues its investment objectives principally through a multi-manager, multi-strategy program of investment in a diverse group of private investment funds (“Portfolio Funds”), managed by a select group of alternative asset managers (“Investment Managers”). The Master Fund seeks diversification by investing in Portfolio Funds that (i) pursue non-traditional investment strategies and (ii) are expected to exhibit a low degree of performance correlation, not only with broad market indices but also with each other. The Master Fund invests in the Portfolio Funds as a limited partner, member or shareholder, along with other investors and generally invests in between 25 and 50 Portfolio Funds. It is expected that the Portfolio Funds in which the Master Fund invests will not be registered under the 1940 Act. There can be no assurance that the investment objectives of the Master Fund will be achieved.

On January 1, 2010, pursuant to member approval, the Master Fund was reorganized into a “master/feeder” investment structure (the “Reorganization”). Effective as of the close of business on that date, the Master Fund became a master fund, and members of the Master Fund contributed their interests to a new entity, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC (the “TI 1 Fund”), in exchange for interests in the TI 1 Fund. The TI 1 Fund in turn invested substantially all of its assets into the Master Fund. The TI 1 Fund had no assets, liabilities, or operations prior to the Reorganization.

The TI 1 Fund and Grosvenor Registered Multi-Strategy Fund (TI 2), LLC (the “TI 2 Fund”) are each a Delaware limited liability company that is registered under the 1940 Act as a closed-end, diversified, management investment company. The TI 1 Fund, the TI 2 Fund and Grosvenor Multi-Strategy Offshore Fund, Ltd., a Cayman Islands exempted company (the “Offshore Fund” and together with the TI 1 Fund and TI 2 Fund, the “Feeder Funds”, and the Master Fund’s “Members”), pursue their investment objectives by investing substantially all of their assets in the Master Fund. The Feeder Funds have the same investment objectives and substantially the same investment policies as the Master Fund (except that the Feeder Funds pursue their investment objectives by investing in the Master Fund).

Grosvenor Capital Management L.P., (the “Adviser” or “Grosvenor”) serves as the investment adviser of the Master Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and is responsible for the day-to-day operations of the Master Fund. Pursuant to an investment advisory agreement between the Master

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2012

1. Organization (continued)

Fund and the Adviser, the Adviser is responsible for providing all portfolio management and investment advisory services for the Master Fund. The Adviser is subject to oversight by the Board of Directors of the Master Fund (the “Board”).

The Board has overall responsibility to manage and supervise the operations of the Master Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Master Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Master Fund as customarily exercised by directors of a typical investment company registered under the 1940 Act organized as a corporation.

BNY Mellon Investment Servicing Trust Company provides custodial services for the Master Fund. BNY Mellon Investment Servicing (U.S.) Inc. serves as administrator and accounting agent to the Master Fund and in that capacity provides certain accounting, record keeping, investor related services, and regulatory administrative services.

As of September 30, 2012, the TI 1 Fund’s ownership of the Master Fund’s Members’ Capital was 77.78%, the TI 2 Fund’s ownership of the Master Fund’s Members’ Capital was 5.79%, and the Offshore Fund’s ownership of the Master Fund’s Members’ Capital was 16.43%.

Interests in the Master Fund (“Interests”) are generally offered only to the Feeder Funds, and subscriptions for Interests may be accepted as of the first day of each month or at such times as the Board may determine. The Master Fund may, from time to time, offer to repurchase Interests from its Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Master Fund’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the Master Fund offer to repurchase Interests from Members four times each year, effective as of the last day of each calendar quarter. Members can only transfer or assign Interests under certain limited circumstances.

2. Summary of Significant Accounting Policies

a. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Master Fund’s financial statements are reasonable and prudent; however, the actual results could differ from these estimates.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2012

2. Summary of Significant Accounting Policies (continued)

b. Master Fund Expenses

The Master Fund bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers and general operating expenses of the Portfolio Funds; all costs and expenses directly related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Master Fund’s administrator; costs of insurance; advisory fees; advisory out-of-pocket fees; the fees and travel expenses and other expenses of the Board; all costs with respect to communications regarding the Master Fund’s transactions between the Adviser and any custodian or other agent engaged by the Master Fund; and other types of expenses approved by the Board. Expenses, including incentive fees or allocations, of the underlying Portfolio Funds are not included in expenses reported on the Statement of Operations as the effect of these expenses is recognized in realized and unrealized gains and losses.

c. Income Taxes

As a limited liability company that is treated as a partnership, no provision for the payment of federal, state or local income taxes has been provided by the Master Fund. Each Member is individually required to report on its own tax return its share of the Master Fund’s taxable income or loss. The Master Fund has a tax year end of December 31.

The U.S. federal income tax basis of the Master Fund’s investments in the Portfolio Funds for federal income tax purposes is based on amounts reported to the Master Fund by the Portfolio Funds on a Schedule K-1. As of September 30, 2012, the Master Fund has not yet received information to determine the current tax cost of the Portfolio Funds as of September 30, 2012. Based on the amounts reported to the Master Fund on Schedule K-1 as of December 31, 2011, and after adjustment for purchases and sales between December 31, 2011 and September 30, 2012, the estimated tax basis of the Portfolio Funds at September 30, 2012 for federal tax purposes is $461,505,094, and net unrealized appreciation for U.S. federal income tax purposes was $34,365,581 (gross unrealized appreciation $52,128,555; gross unrealized depreciation $17,762,974).

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the Master Fund is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Adviser has determined that there are no unrecognized tax benefits or liabilities relating to uncertain income tax positions taken on prior years’ returns or expected to be taken on the tax return for the year ended December 31, 2012. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended September 30, 2012, the Master Fund did not incur any interest or penalties.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2012

2. Summary of Significant Accounting Policies (continued)

d. Security Transactions

Purchases of investments in the Portfolio Funds are recorded as of the first day of legal ownership of a Portfolio Fund and withdrawals from the Portfolio Funds are recorded as of the last day of legal ownership. Realized gains or losses on investments in the Portfolio Funds are recorded at the time of the disposition of the respective investment on an average cost basis.

e. Other

Net investment income or loss and net realized and unrealized gain or loss from investments of the Master Fund for each fiscal period are allocated between, and credited to or debited against, the capital accounts of Members as of the last day of the fiscal period in accordance with each Member’s respective investment percentage for the fiscal period, as defined in the Master Fund’s Limited Liability Company Agreement (the “Operating Agreement”).

In accordance with the authoritative guidance on distinguishing liabilities from capital, repurchases are recognized as liabilities when the dollar amount requested in the repurchases notice becomes fixed, which generally occurs on the last day of the fiscal period. As a result, repurchases paid after the end of the year, but based upon fixed amounts as of September 30, 2012, would be reflected as repurchase of Members’ interests payable at September 30, 2012.

The Master Fund pays a monthly fee to the custodian and the administrator based primarily upon month-end Members’ Capital.

Cash and cash equivalents consist of amounts maintained in a BNY Mellon Investment Servicing Trust Company interest-bearing account. Interest income is recorded on the accrual basis. In circumstances when Federal Deposit Insurance Corporation insured limits are exceeded, the risk of default depends on the creditworthiness of the BNY Mellon Investment Servicing Trust Company. Through September 30, 2012, the Master Fund has not experienced any losses in such accounts. The Adviser monitors the creditworthiness of the BNY Mellon Investment Servicing Trust Company in an attempt to mitigate risk of loss.

3. Portfolio Valuation

The net asset value (“NAV”) of the Master Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period, in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to policies established by the Board. Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight by the Board.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2012

3. Portfolio Valuation (continued)

The Master Fund Board has approved procedures pursuant to which the Master Fund will value its investments in Portfolio Funds at fair value, generally at an amount equal to the NAV of the Master Fund’s investment in the Portfolio Funds as determined by Portfolio Fund’s general partner or investment manager. If no such information is available, or if such information is deemed to not be reflective of fair value by the Adviser, an estimated fair value is determined in good faith by the Adviser pursuant to the Master Fund’s valuation procedures. Generally, the NAVs of the investments in the Portfolio Funds are determined whereby the Master Fund records the investment and subsequent subscriptions at its acquisition cost, which represents its fair value at the time of subscription. The investment is adjusted to reflect the Master Fund’s share of net investment income or loss and unrealized and realized gain or loss that reflects the changes in the fair value of the investment for the period.

The Portfolio Funds record their investments at fair value in accordance with GAAP or International Financial Reporting Standards. The Portfolio Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid non-marketable securities and derivatives that are valued at estimated fair value. Accordingly, valuations do not necessarily represent the amounts that might be realized from the sale or other dispositions of investments, nor do they reflect other expenses or fees that might be incurred upon disposition. The mix and concentration of more readily marketable securities and less liquid non-marketable securities varies across the Portfolio Funds based on various factors, including the nature of their investment strategy and market forces.

Because of the inherent uncertainty of valuations of the investments in the Portfolio Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Portfolio Funds existed, and the differences could be material. Net change in accumulated unrealized appreciation on investments in the Statement of Operations is net of fees and performance-based compensation payable to the investment managers of the Portfolio Funds.

Some of the Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions of liquidity that are stricter than the liquidity restrictions applicable to general interests in the Portfolio Fund. If the Master Fund withdraws its interest from such a Portfolio Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Portfolio Fund. In instances, where such a Portfolio Fund closes its operations, the Master Fund may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Portfolio Fund. The value of side pockets may fluctuate significantly. As of September 30, 2012, the Master Fund’s investments in side pockets and special liquidating vehicles represented 3.05% of the Master Fund’s net assets. Additionally, the governing documents of the Portfolio Funds generally provide that the Portfolio Funds may suspend, limit or delay the right of their investors, such as the Master Fund, to withdraw capital. The primary restrictions applicable to individual Portfolio Funds as of September 30, 2012 are described in detail on the Master Fund’s Schedule of Investments.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2012

3. Portfolio Valuation (continued)

The Master Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;
•	Level 2 — Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 — Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Master Fund’s financial statements are reasonable and prudent; however, the actual results could differ from these estimates. The Master Fund applies the authoritative guidance under GAAP for estimating the fair value of investments in the Portfolio Funds that have calculated their NAVs in accordance with the specialized accounting guidance for investment companies. Accordingly, the Master Fund estimates the fair value of an investment in a Portfolio Fund using the NAV of the investment (or its equivalent) without further adjustment unless the Adviser determines that the NAV is deemed to be not reflective of the fair value.

Investments may be classified as Level 2 when market information (e.g. observable NAVs) is available, yet the investment is not traded in an active market and/or the investment is subject to transfer restrictions, or the valuation is adjusted to reflect illiquidity and/or non-transferability. Market information, including observable NAVs, subscription and redemption activity at the underlying Portfolio Fund, and the length of time until the investment will become redeemable, is considered when determining the proper categorization of the investment’s fair value measurement within the fair valuation hierarchy. Portfolio Fund investment lots that have observable market inputs (e.g. published NAVs) and that the Master Fund has the ability to redeem from within twelve months of the balance sheet date are classified in the fair value hierarchy as Level 2.

The Master Fund’s investments in the Portfolio Funds that have unobservable inputs and/or from which the Master Fund does not have the ability to redeem within twelve months are classified in the fair value hierarchy as Level 3. When observable prices are not available for these securities, the Master Fund uses the market approach, as defined in the authoritative guidance on fair value measurements, to evaluate the fair value of such Level 3 instruments. Although the Master Fund does not have the ability

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2012

3. Portfolio Valuation (continued)

to redeem from the Portfolio Funds classified in Level 3 of the fair value hierarchy within twelve months of the measurement date, these Portfolio Funds may transact with other investors at the NAV of the investment (or its equivalent).

In accordance with these valuation policies, the Adviser utilizes certain quantitative analytical reports generated by its proprietary risk management software to test and refine their judgment regarding: (i) their selection of Portfolio Funds for the Fund and (ii) the amount of assets to be allocated to each such Portfolio Fund. Such reports are designed to enable the Adviser to evaluate the risk and return characteristics of proposed alternative allocations to particular Portfolio Funds. Such reports currently consist of historical simulation analyses, historical simulation stress test analyses, forward-looking analyses, look-through exposure analyses and portfolio liquidity analyses.

Certain personnel within the Adviser are responsible for staying abreast of market developments affecting specific investment strategies and communicating their findings to the investment committee. The investment committee reviews such findings to determine whether particular investment strategies continue to be appropriate. The investment committee may determine to add or terminate a strategy based on any number of factors, such as: (i) a better alternative for investing the capital invested in such strategy; (ii) a change in the expectations for the strategy; (iii) a manager specific event at the Portfolio Fund; or (iv) a change in the investment or economic environment.

The Adviser monitors certain aspects of Portfolio Fund performance, stays abreast of current developments affecting Portfolio Funds and stays in frequent communication with investment managers of Portfolio Funds to review the performance of the Portfolio Funds managed by such investment managers and to discuss such investment managers’ investment outlook.

The Adviser obtains certain exposure-level information that enables the analysis of various strategies, markets and sectors on a “look-through” basis. Although the Adviser does not require that Portfolio Funds provide position-level transparency, investment managers of Portfolio Funds typically provide summary-level risk statistics with respect to the invested positions and risk profile of their Portfolio Funds. Included in these statistics is information related to the Portfolio Fund’s long, short, gross, and net position by strategy, leverage and geographic exposure. The information set provided by investment managers of Portfolio Funds varies depending upon their strategy focus and investment style. These summary-level risk statistics are augmented through on-going conversations with the investment managers of the Portfolio Funds and, together, are intended to provide an overall view of the Portfolio Fund’s risk exposure.

In certain circumstances, the Adviser may make adjustments to the reported NAV of a Portfolio Fund when it believes that the reported NAV is not representative of fair value. Specifically, for certain Portfolio Funds in liquidation, the reported NAV is adjusted based on the Adviser’s estimate of the net realizable value of the Portfolio Fund in liquidation. As of September 30, 2012, approximately $2.4 million, or 12.36%, of investments in Portfolio Funds classified in Level 3 of the fair value hierarchy were fair valued using such approach.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2012

3. Portfolio Valuation (continued)

The following table sets forth information about the level within the fair value hierarchy at which the Portfolio Fund investments are measured at September 30, 2012:

Description	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value at September 30, 2012

Portfolio Funds
Distressed	$–	$74,854,692	$10,398,037	$85,252,729
Event Driven	–	92,699,085	2,999,131	95,698,216
Long and/or Short Equity	–	158,178,055	1,582,647	159,760,702
Multi-Arbitrage	–	150,586,133	4,572,895	155,159,028

Total Portfolio Funds	$–	$476,317,965	$19,552,710	$495,870,675

The level classifications in the table above may not be indicative of the risk associated with the investment in each Portfolio Fund.

The Master Fund recognizes transfers into and out of the levels indicated above on the actual date of the event or change in circumstances that caused the transfer. All transfers into and out of Level 2 and Level 3 can be found in the Level 3 reconciliation table shown below. There were no transfers between Level 1 and Level 2 for the six months ended September 30, 2012.

The following table includes a roll-forward of the amounts for the six months ended September 30, 2012 for the investments classified within Level 3. The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

	Distressed	Event Driven	Long and/or Short Equity	Multi- Arbitrage	Total
Balance as of March 31, 2012	$11,981,347	$2,927,117	$1,801,138	$4,507,879	$21,217,481
Transfer from Level 2	–	–	–	–	–
Net realized gain / (loss)	(317,582)	–	(8,862)	214,666	(111,778)
Net change in unrealized appreciation / depreciation	11,252	189,296	(21,274)	80,627	259,901
Purchases	–	–	–	616,827	616,827
Sales	(1,097,554)	–	(188,355)	(663,437)	(1,949,346)
Transfer into Level 2*	(179,426)	(117,282)	–	(183,667)	(480,375)
Balance as of September 30, 2012	$10,398,037	$2,999,131	$1,582,647	$4,572,895	$19,552,710

*

Transfers include investments in Portfolio Funds that were previously categorized as Level 3 investments, with a fair value of $480,375 which have been re-classified as Level 2 for the six months ended September 30, 2012. Such transfers were primarily the result of the changes in redemption terms and the Master Fund’s ability to redeem from these investments within twelve months of the balance sheet date.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2012

3. Portfolio Valuation (continued)

The net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations. Net change in unrealized appreciation for the six months ended September 30, 2012 for Level 3 investments held by the Master Fund as of September 30, 2012 was an increase of $148,124 as shown in the table below:

Investments in Portfolio Funds	Net change in unrealized appreciation
Distressed	$(306,330)
Event Driven	189,296
Long and/or Short Equity	(30,137)
Multi-Arbitrage	295,295
Total	$148,124

The Master Fund follows authoritative guidance that permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the NAV for the investment. In using the NAV, certain attributes of the investment that may impact the fair value of the investment are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has determined that the NAV, as calculated by the reporting entity, generally represents the fair value of the investments. A listing of the investments held by the Master Fund and their attributes as of September 30, 2012, that may qualify for these valuations are shown in the table below.

Investment Category	Fair Value	Redemption Frequency	Notice Period	Redemption Restrictions and Terms*

Distressed (a)	$85,252,729	Quarterly - Bi-Annually	60 – 93 Days	0-4 years. Side pocket & liquidating vehicle arrangements exist for 12%** of the Portfolio Funds.

Event Driven (b)	$95,698,216	Quarterly - Semi-Annually	30 – 93 Days	0-1 years. Side pocket & liquidating vehicle arrangements exist for 3%** of the Portfolio Funds.

Long and/or Short Equity (c )	$159,760,702	Monthly - Bi- Annually	30 – 90 Days	0-2 years. Side pocket & liquidating vehicle arrangements exist for 1%** of the Portfolio Funds.

Multi-Arbitrage (d)	$155,159,028	Monthly - Annually	45 – 90 Days	0-1 years. Side pocket & liquidating vehicle arrangements exist for 3%** of the Portfolio Funds.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2012

3. Portfolio Valuation (continued)

*

The information summarized in the table above represents the general terms of the specific asset class. Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Portfolio Funds have the flexibility, as provided for in constituent documents, to modify and waive such terms.

**	Reflects fair value of investments in each respective investment category.

The Master Fund’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security, and for the Portfolio Funds, would generally be the NAV as provided by the Portfolio Fund or its administrator. For each of the classes below, the fair value of the Portfolio Funds has been estimated based upon the NAV of the Portfolio Funds, subject to adjustments by the Adviser if deemed necessary.

(a) Distressed Securities This class includes the Portfolio Funds that invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and subperforming bank loans, and emerging market debt. As of September 30, 2012, the Master Fund had no unfunded capital commitments to the Portfolio Funds within this strategy.

(b) Event Driven This class includes the Portfolio Funds that take significant positions in companies with special situations, including distressed stocks, mergers and takeovers. As of September 30, 2012, the Master Fund had no unfunded capital commitments to the Portfolio Funds within this strategy.

(c) Long and/or Short Equities This class includes the Portfolio Funds that make long and short investments in equity securities that are deemed by the Investment Managers to be under or overvalued. The Investment Managers typically do not attempt to neutralize the amount of long and short positions. As of September 30, 2012, the Master Fund had no unfunded capital commitments to the Portfolio Funds within this strategy.

(d) Multi-Arbitrage This class includes the Portfolio Funds that seek to exploit price differences of identical or similar financial instruments, on different markets or in different forms by simultaneously purchasing and selling an asset in order to profit from the difference. As of September 30, 2012, the Master Fund had no unfunded capital commitments to the Portfolio Funds within this strategy.

As of September 30, 2012, the Master Fund had investments in 50 Portfolio Funds. The Master Fund, as an investor in these Portfolio Funds is charged management fees of up to 3% (per annum) of the NAV of its ownership interests in the Portfolio Funds, as well as incentive fees or allocations of up to 20% of net profits earned that are attributable to the Master Fund’s ownership interests in such Portfolio Funds. The Master Fund also generally bears a pro rata share of the other expenses of each Portfolio Fund in which it invests. Total expenses, including incentive fees or allocations, for the six months ended September 30, 2012, ranged from approximately 0.32% to 10.77% of the Master Fund’s average invested capital in each Portfolio Fund. Incentive fees or allocations ranged

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2012

3. Portfolio Valuation (continued)

from approximately 0.00% to 6.99% of the Master Fund’s average invested capital in each Portfolio Fund. These ratios may vary over time depending on the allocation of the Master Fund’s assets among the Portfolio Funds and the actual expenses and investment performance of the Portfolio Funds. The ranges were not audited by the Master Fund’s independent registered public accounting firm.

For the six months ended September 30, 2012, aggregate purchases and sales of the Portfolio Funds amounted to $44,395,616 and $95,766,410, respectively.

4. Capital Commitments of the Master Fund to the Portfolio Funds

As of September 30, 2012, the Master Fund had no unfunded capital commitments to the Portfolio Funds.

5. Advisory Fee

Pursuant to the terms of the advisory agreement between the Master Fund and the Adviser, the Master Fund pays the Adviser a monthly fee at an annual rate of 1.00% (the “Advisory Fee”) based on the Master Fund’s net assets determined as of the last business day of each month before taking into consideration the Advisory Fee. For the six months ended September 30, 2012, the Advisory Fee was $2,791,329. The Adviser is also reimbursed by the Master Fund for out-of-pocket expenses incurred by the Adviser related to the Master Fund, up to an annual limit of $25,000.

6. Incentive Allocation

As part of the Reorganization, the incentive allocation was eliminated as of January 1, 2010. Prior to the Reorganization, an incentive allocation was calculated with respect to each Member on the last business day of a calendar year and upon repurchase of all or any portion of such Investor’s Interest (an “Incentive Period”). An Incentive Period for each Member’s Interest started immediately following the preceding Incentive Period and ended on the first to occur of: (i) the next occurring last business day of a calendar year; (ii) the next repurchase of all or any portion of such Member’s Interest; (iii) the withdrawal of the Adviser or Subadviser (collectively the “Special Members”) in connection with such party ceasing to serve as Adviser or Subadviser to the Master Fund; or (iv) the dissolution of the Master Fund. The aggregate incentive allocation (to the Special Members) for an Incentive Period equaled 10% of the amount, if any, in excess of (a) profit net of losses (after taking into account expenses, including the advisory fee paid by the Master Fund) allocated to each Member’s capital account for such Incentive Period over (b) the greater of (i) the Member’s Hurdle Rate Amount for that Incentive Period and (ii) the balance in the Member’s Loss Carryforward as of the end of the prior Incentive Period.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2012

6. Incentive Allocation (continued)

A Member’s “Loss Carryforward” for the initial Incentive Period was zero and for each Incentive Period thereafter was equal to the Member’s Loss Carryforward as of the end of the immediately preceding Incentive Period, increased or decreased, but not below zero, by the positive or negative difference between the net losses over net profits allocated to the Member for the current Incentive Period.

The “Hurdle Rate Amount” is the return a Member would receive if its Interest as of the beginning of that Incentive Period (adjusted appropriately for any additional subscriptions) earned a rate of return equal to the one-year U.S. Treasury note, as determined on the first day of each calendar quarter and reset on the first day of each calendar quarter. The Hurdle Rate Amount is not cumulative from Incentive Period to Incentive Period.

In the case of a repurchase of only a portion of an Interest other than on the last business day of the calendar year, the Member was treated as having two independent Interests in the Master Fund, one of which was being repurchased in its entirety. Allocations to the Member and subscriptions made by the Member during the Incentive Period prior to such repurchase, and the Member’s opening capital account balance and Loss Carryforward as of the beginning of such Incentive Period, were allocated between the two Interests in proportion to the portion of the Member’s Interest that was repurchased.

7. Related Party Transactions

The Board is made up of five Board members who are not “interested persons”, as defined by the 1940 Act, (the “Independent Directors”). The Independent Directors each receive annual compensation in the amount of $40,000 for their services to both the Master Fund and the Feeder Funds. The annual compensation is paid by the Master Fund and allocated pro-rata to the Feeder Funds. All Independent Directors may be reimbursed for out-of-pocket expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Independent Directors. The Master Fund incurred $201,501 of Independent Directors’ and Fund Officers’ Compensation fees for the six months ended September 30, 2012, of which $22,751 was payable as of September 30, 2012. The total fees and expenses (including compensation) of the Independent Directors and Fund Officers are shown on the Master Fund’s Statement of Operations.

8.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk or Liquidity Risks

In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling, writing option contracts, and equity swaps. However, as a result of the investments by the Master Fund as a limited partner, member or shareholder, the Master Fund’s liability with respect to its investments in the Portfolio Funds is generally limited to the NAV of its interest in each Portfolio Fund.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2012

8.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk or Liquidity Risks (continued)

Because the Master Fund is a closed-end investment company, Interests are not redeemable at the option of Members and are not exchangeable for interests of any other fund. Although the Board in its discretion may cause the Master Fund to offer from time to time to repurchase Interests at the Members’ capital account value, Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Interests by the Master Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Interests. Because the Master Fund’s investments in Portfolio Funds themselves have limited liquidity, the Master Fund may not be able to fund significant repurchases. Members whose Interests are accepted for repurchase also bear the risk that the Master Fund’s members’ capital account value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Interests are valued for the purpose of repurchase.

As described in the footnotes of the Master Fund’s Schedule of Investments and in Note 3, some Portfolio Funds have suspended or restricted withdrawals of capital, which increases the liquidity risk for the Master Fund. Liquidity risk is the risk that the Master Fund will encounter difficulty in meeting obligations associated with financial liabilities. Among other things, liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Portfolio Funds, or unforeseen outflows of cash to meet tender demands. This situation may arise due to circumstances outside of the Master Fund’s control, such as a general market disruption or an operational issue affecting the Master Fund or third parties, including the Portfolio Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Master Fund’s capital investment in the Portfolio Funds can be withdrawn on a limited basis. As a result, the Master Fund may not be able to liquidate quickly some of its investments in the Portfolio Funds in order to meet liquidity requirements or respond to market events.

There are a number of other risks to the Master Fund. Three principal types of risk that can adversely affect the Master Fund’s investment approach are market risk, strategy risk, and manager risk. The Master Fund also is subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, lack of diversification, and other risks for the Master Fund and potentially for each Portfolio Fund.

9. Guarantees

Under the Master Fund’s organizational documents, its Independent Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Master Fund that have not yet occurred. However, based on experience, the Master Fund expects the risk of loss due to these warranties and indemnities to be remote.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2012

10. Subsequent Events

The Master Fund has evaluated all subsequent events through the date these financial statements were issued and noted the following:

On September 27, 2012, the Master Fund announced a tender offer to repurchase up to $136,000,000 of outstanding Interests from Members. The net asset value of the Interests will be calculated for this purpose on December 31, 2012. The tender offer expired October 26, 2012.

Subsequent to September 30, 2012, the Master Fund received additional capital subscriptions from the Feeder Funds in the amount of $1,998,250.

ITEM 2 – CODE OF ETHICS

Not applicable.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – INVESTMENTS

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Registrant’s most recently filed annual report on Form N-CSR.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which members may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11 – CONTROLS AND PROCEDURES

(a)	The Registrant’s principal executive officer and principal financial officer, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in Form N-CSR is accumulated and communicated to the Registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC

By:	/s/ Scott J. Lederman

Scott J. Lederman
Chief Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Scott J. Lederman	Chief Executive Officer and President	November 29, 2012
Scott J. Lederman
By:	/s/ Zachary D. Weber	Chief Financial Officer and Treasurer	November 29, 2012
Zachary D. Weber